Financial Risk Management (Details 5) - INR (₨) ₨ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Disclosure of financial risk management [Abstract]
Other comprehensive income	₨ 0	₨ 0
Profit or ( loss)	₨ 25,508	₨ 96,585